6. EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Equipment Tables
Equipment

		June 30	, 2012	December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
Office equipment	$125,407	$88,015	$37,392	$125,486	$83,346	$42,140
Computer equipment	580,324	360,956	219,368	577,249	322,882	254,367
Field equipment	553,728	272,207	281,521	568,984	246,363	322,621
Buildings	421,597	296,612	124,985	422,468	286,750	135,718
	$1,681,056	$1,017,790	$663,266	$1,694,187	$939,341	$754,846